Institutional Class | State Farm Bond Fund
STATE FARM BOND FUND (SFBIX)
Investment Objective:
The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class State Farm Bond Fund Institutional USD ($)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum account fee	none	[1]
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class State Farm Bond Fund Institutional
Management fees	0.10%
Distribution [and/or Service] (12b-1) fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.40%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	After 1 year	After 3 years	After 5 years	After 10 years
Institutional Class | State Farm Bond Fund | Institutional | USD ($)	41	128	224	505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:
  Corporate Debt Securities:    investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities
  U.S. Government Debt Securities:    securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities
  Foreign Government Debt Securities:    investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars
  Asset Backed and Mortgage Backed Securities:    investment grade securities backed by mortgages, consumer loans and other assets
  Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.
In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:
  Strong cash flow and a recurring revenue stream
  A strong industry position
  A strong financial position
  Strong management with a clearly defined strategy
  Capability to develop new or superior products or services
The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.
  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  Inflation Risk.    The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Income Risk.    The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 4.21%, during the third quarter of 2011. Worst quarter: -3.53%, during the second quarter of 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - Institutional Class - State Farm Bond Fund	1-Year	5-Year	10-Year
Institutional	2.92%	1.85%	4.00%
Institutional | Return After Taxes on Distributions	1.73%	0.63%	2.70%
Institutional | Return After Taxes on Distributions and Sale of Fund Shares	1.84%	0.87%	2.58%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	3.54%	2.10%	4.01%